Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Successor	Dec. 31, 2010 Predecessor	Dec. 31, 2010 Common Stock, Class A Predecessor	Dec. 31, 2010 Common Stock, Class B Predecessor
Allowance for doubtful accounts	$ 4,145	$ 1,201	$ 1,201	$ 5,394
Preferred stock, par value				$ 0.00001
Preferred stock, shares authorized				25,000,000
Preferred stock, shares issued				0
Preferred stock, shares outstanding				0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01		$ 0.00001	$ 0.00001
Common stock, shares authorized	100	100	100		400,000,000	52,000,000
Common stock, shares issued	100	100	100
Common stock, shares outstanding	100	100	100		91,064,486	24,689,142